UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4216

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Tax Exempt Money Market Fund
Statement of Investments
June 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--102.4%	Amount ($)		Value ($)

California--102.0%

Alameda-Contra Costa Schools Financing Authority, COP
VRDN (Capital Improvements Financing Projects)
2.43% (LOC; KBC Bank)	500,000	a	500,000
State of California, GO Notes, VRDN:
2.28% (LOC: Bank of America, Bank of Nova Scotia,
and Landesbank Hessen-Thuringen Girozentrale)	5,000,000	a	5,000,000
2.33% (Liquidity Facility; Merrill Lynch)	9,155,000	a	9,155,000
(Kindergarten University) 2.28% (LOC: Citibank,
National Bank of Australia and State Street
Bank and Trust Co.)	5,000,000	a	5,000,000
Merlots Program 2.31% (Insured; FSA and Liquidity
Facility; Wachovia Bank)	1,000,000	a	1,000,000
California Educational Facilities Authority, College
and University Revenue, VRDN
(University of Judaism) 2.55% (LOC; Allied Irish Bank)	3,300,000	a	3,300,000
California Infrastructure and Economic Development
Bank, VRDN:
IDR:
(Lance Camper Manufacturing Corp.)
2.33% (LOC; Comerica Bank)	1,760,000	a	1,760,000
(Murrietta Circuits Project)
2.36% (LOC; Comerica Bank)	4,400,000	a	4,400,000
Revenue (Los Angeles SPCA Project)
2.28% (LOC; The Bank of New York)	6,200,000	a	6,200,000
California Pollution Control Financing Authority, VRDN:
PCR, Refunding (Pacific Gas & Electric Corp.)
2.23% (LOC; JPMorgan Chase Bank)	5,000,000	a	5,000,000
SWDR:
(AG Resources III LLC Project)
2.36% (LOC; Key Bank)	2,780,000	a	2,780,000
(Burrtec Waste Industries Inc. Project)
2.36% (LOC; U.S. Bank NA)	450,000	a	450,000
(Marborg Industries Project)
2.36% (LOC; Wachovia Bank)	3,710,000	a	3,710,000
(Mission Trail Waste System)
2.41% (LOC; Comerica Bank)	2,100,000	a	2,100,000
(NAPA Recycling & Waste Services)
2.46% (LOC; Union Bank of California)	2,255,000	a	2,255,000
(Norcal Waste System Inc. Project)
2.36% (LOC; Bank of America)	3,625,000	a	3,625,000
(Sierra Pacific Industries Inc. Project)
2.40% (LOC; Wells Fargo Bank)	1,000,000	a	1,000,000
California School Cash Reserve Program Authority
Revenue, Pool Program 3%, 7/6/2005 (Insured; AMBAC)	1,750,000		1,750,250
California State Department of Water Resources, Power

Supply Revenue, VRDN 2.48% (LOC; BNP Paribas)	1,200,000	a	1,200,000
California State Public Works Board, LR, VRDN
2.31% (Insured; XLCA and Liquidity Facility; JPMorgan
Chase Bank)	1,100,000	a	1,100,000
California Statewide Communities Development Authority:
Revenue:
COP (Saint Joseph Health System) 5%, 7/1/2005
(Insured; FSA)	100,000		100,000
CP (Kaiser Permanente) 2.15%, 7/26/2005	3,500,000		3,500,000
VRDN:
Private Schools Revenue (St. Mary's & All Angels
School) 2.30% (LOC; Allied Irish Bank)	8,250,000	a	8,250,000
Revenue (Kaiser Permanente):
2.26%, Series A	5,600,000	a	5,600,000
2.26%, Series L	6,600,000	a	6,600,000
California Statewide Communities Development
Corporation, Industrial Revenue, VRDN:
(DV Industries) 2.45% (LOC; California State
Teachers Retirement)	870,000	a	870,000
(Evapco Inc.) 2.45% (LOC; Bank of America)	820,000	a	820,000
(Lustre California) 2.40% (LOC; Comerica Bank)	2,940,000	a	2,940,000
(Pacific Bearings Company) 2.50% (LOC; Union
Bank of California)	580,000	a	580,000
(Redline Project) 2.45% (LOC; California State
Teachers Retirement)	805,000	a	805,000
Chaffey Community College District, GO Notes:
3%, 7/1/2005 (Insured; FSA)	275,000		275,000
VRDN 2.31% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	5,515,000	a	5,515,000
City of Chula Vista, MFHR (Gateway Town Center)
4.45%, 7/1/2005 (Insured; FNMA)	245,000		245,000
Desert Community College District, GO Notes, VRDN
Putters Program 2.31% (Insured; MBIA
and Liquidity Facility; JPMorgan	3,130,000	a	3,130,000
Evergreen School District, GO Notes
10%, 9/1/2005 (Insured; FGIC)	465,000		471,184
Fullerton Joint Union High School District, GO Notes
Election 2002 3%, 8/1/2005 (Insured; FGIC)	650,000		650,428
Golden State Tobacco Securitization Corporation, Tobacco
Settlement Revenue, VRDN 2.37% (Liquidity Facility;
Merrill Lynch)	1,730,000	a	1,730,000
Golden West Schools Financing Authority, Revenue
Refunding, Beverly Hills Union School District
4%, 8/1/2005 (Insured; FGIC)	690,000		690,449
Inland Empire Solid Waste Financing Authority, LR
(Landfill Improvement Financing Project)
5.85%, 8/1/2005 (Insured; FSA)	200,000		200,646
Los Angeles Community College District, GO Notes
Refunding 3%, 8/1/2005 (Insured; FSA)	250,000		250,190
Los Angeles Community Redevelopment Agency, MFHR
VRDN (Views at 270) 2.38% (LOC; Citibank)	1,000,000	a	1,000,000
Los Angeles Convention and Exhibit Center Authority, LR
Refunding, VRDN 2.33% (Insured; AMBAC and
Liquidity Facility; Dexia Credit Locale)	2,700,000	a	2,700,000
Los Angeles County Metropolitan Transportation Authority

Sales Tax Revenue:
7%, 7/1/2005 (Insured; FSA)	100,000		100,000
Refunding 4%, 7/1/2005 (Insured; MBIA)	200,000		200,000
Los Angeles Department of Water and Power, Water
Revenue (Power System) 5.50%, 7/1/2005	100,000		100,000
Los Rios Community College District, TRAN 3%, 10/27/2005	325,000		326,030
Maywood, COP, VRDN (Infrastructure Financing Project)
2.34% (LOC; Allied Irish Bank)	2,880,000	a	2,880,000
Metropolitan Water District of Southern California
Waterworks Revenue, VRDN 2.30% (Liquidity Facility;
WestLB AG)	1,500,000	a	1,500,000
Milpitas Unified School District, GO Notes
7.40%, 9/1/2005 (Insured; FSA)	700,000		706,064
Port of Oakland, Airport Revenue:
5.50%, 11/1/2005 (Insured; FGIC)	320,000		322,901
CP 2.40%, 8/11/2005 (LOC: Bank of America and
JPMorgan Chase Bank)	1,000,000		1,000,000
Oxnard School District, Go Notes, TRAN 3%, 8/17/2005	935,000		936,312
City of Pleasanton, Refunding:
Sewer Revenue 2%, 9/1/2005
(Insured; XLCA)	195,000		194,999
Water Revenue 2%, 9/1/2005
(Insured; XLCA)	500,000		499,998
Riverside Community College District, GO Notes, VRDN
2.31% (Insured; FSA and Liquidity Facility; JPMorgan
Chase Bank)	4,280,000	a	4,280,000
Roseville City School District, TRAN 3%, 9/28/2005	3,380,000		3,388,879
Sacramento Cogeneration Authority, Cogeneration
Project Revenue (Procter & Gamble Project)
6.375%, 7/1/2005	900,000	b	918,000
Sacramento County Sanitation District, Financing
Authority Revenue, VRDN 2.31% (Insured; MBIA and
Liquidity Facility; Citigroup Global Markets Holdings)	2,235,000	a	2,235,000
Sacramento Power Authority, Cogeneration Project
Revenue 6.50%, 7/1/2005 (Insured; MBIA)	200,000		200,000
City of Salinas, MFHR, Refunding, VRDN
(Brentwood Gardens LP) 2.25% (Insured; FNMA)	1,600,000	a	1,600,000
San Diego Area Housing and Finance Agency, LR, VRDN:
2.40%, Series A (Liquidity Facility; Societe Generale)	5,455,000	a	5,455,000
2.40%, Series B (Liquidity Facility; Societe Generale)	2,840,000	a	2,840,000
San Diego County, COP, VRDN
(Friends of Chabad) 2.35% (LOC; Comerica Bank)	1,700,000	a	1,700,000
San Diego Housing Authority, MFHR, VRDN
(Logan Square Apartments) 2.39% (Liquidity Facility;
Merrill Lynch)	1,800,000	a	1,800,000
San Francisco City and County Airports Commission
International Airport Revenue, Refunding 4%, 5/1/2006
(Insured; MBIA)	100,000		100,830
San Juan Unified School District, Go Notes, TRAN
3%, 11/18/2005	3,000,000		3,010,691
San Luis Obispo County, COP
(New County Government Center Project)
4%, 10/15/2005 (Insured; MBIA)	375,000		377,176
Sausalito, MFHR, VRDN (Rotary Village Senior
Housing Project) 2.29% (LOC; Bank of the West)	1,200,000	a	1,200,000

Southern California Public Power Authority
Power Project Revenue, Refunding (Palo Verde Project)
5.50%, 7/1/2005 (Insured; AMBAC)		100,000		100,000
Stockton Community Facilities District
Special Tax Revenue, VRDN (Arch Road East)
2.28% (LOC; Wells Fargo Bank)		2,400,000	a	2,400,000
Tulare-Porterville Schools Financing Authority
COP, VRDN (2002 Refinancing Project)
2.28% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)		7,075,000	a	7,075,000
University of California, College and University Revenue
(Multi Purpose Projects) 7%, 9/1/2005 (Insured; FGIC)		200,000		201,337
Vacaville Industrial Development Authority, Industrial
Revenue, Refunding, VRDN (Leggett & Platt Inc.)
2.34% (LOC; Wachovia Bank)		1,600,000	a	1,600,000
Western Placer Unified School District, Revenue
TRAN 3%, 9/28/2005		1,430,000		1,433,756
City of Whittier, College and University Revenue, Refunding
VRDN (Whittier College) 2.32% (Insured; Radian Bank
and Liquidity Facility; The Bank of New York)		3,000,000	a	3,000,000

U.S. Related--.4%

Puerto Rico Electric Power Authority, Power Revenue
Refunding 6.50%, 7/1/2005 (Insured; MBIA)		150,000		150,000
Puerto Rico Highway & Transportation Authority
Highway Revenue 6.25%, 7/1/2005 (Insured; MBIA)		375,000		375,000
Puerto Rico Municipal Finance Agency, GO Notes
Refunding 5%, 8/1/2005 (Insured; FSA)		100,000		100,247

Total Investments (cost $162,515,348)		102.4%		162,515,367

Liabilities, Less Cash and Receivables		(2.4%)		(3,864,772)

Net Assets		102.4%		158,650,595

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation		LR		Lease Revenue
COP	Certificate of Participation		MBIA		Municipal Bond Investors Assurance
CP	Commercial Paper				Insurance Corporation
FGIC	Financial Guaranty Insurance Company		MFHR		Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association		PCR		Pollution Control Revenue
FSA	Financial Security Assurance		SWDR		Solid Waste Disposal Revenue
GO	General Obligation		TRAN		Tax and Revenue Anticipation Notes
IDR	Industrial Development Revenue		VRDN		Variable Rate Demand Notes
LOC	Letter of Credit		XLCA		XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1, F1+		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	93.0
AAA, AA, A c		AAA, AA, A c		AAA, AA, A c	4.6
Not Rated d		Not Rated d		Not Rated d	2.4
					100.0

*	Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus California Tax Exempt Money Market Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)